Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 13.6%
Alphabet, Inc. - Class A	142,460	$34,632,026
Alphabet, Inc. - Class C	132,310	32,224,100
Meta Platforms, Inc. - Class A	84,165	61,809,093
T-Mobile US, Inc.	55,058	13,179,784
		141,845,003

Consumer Discretionary - 11.0%
Amazon.com, Inc. (a)	198,845	43,660,397
Amer Sports, Inc. (a)	492,096	17,100,336
Booking Holdings, Inc.	4,808	25,959,690
Lowe's Cos., Inc.	40,455	10,166,746
TJX Cos., Inc.	124,280	17,963,431
		114,850,600

Consumer Staples - 2.0%
Mondelez International, Inc. - Class A	225,475	14,085,423
Nomad Foods Ltd.	541,769	7,124,263
		21,209,686

Energy - 2.1%
Suncor Energy, Inc.	513,293	21,460,780

Financials - 26.2%
American International Group, Inc.	186,655	14,659,884
Bank of America Corp.	364,244	18,791,348
Berkshire Hathaway, Inc. - Class B (a)	75,698	38,056,412
Charles Schwab Corp.	171,519	16,374,919
First Citizens BancShares, Inc. - Class A	10,361	18,537,487
Fiserv, Inc. (a)	155,977	20,110,114
KKR & Co., Inc.	313,541	40,744,653
Mastercard, Inc. - Class A	80,490	45,783,517
Progressive Corp.	60,125	14,847,869
Visa, Inc. - Class A	133,880	45,703,954
		273,610,157

Health Care - 8.7%
Align Technology, Inc. (a)	56,207	7,038,241
Danaher Corp.	41,071	8,142,736
Edwards Lifesciences Corp. (a)	251,134	19,530,691
Elevance Health, Inc.	50,557	16,335,978
Illumina, Inc. (a)	92,680	8,801,820
UnitedHealth Group, Inc.	88,147	30,437,159
		90,286,625

Industrials - 10.3%
Canadian National Railway Co.	102,425	9,658,678
Carrier Global Corp.	317,529	18,956,481
Ferguson Enterprises, Inc.	49,678	11,156,685
GE Aerospace	53,601	16,124,253
Old Dominion Freight Line, Inc.	53,066	7,470,631
Uber Technologies, Inc. (a)	168,103	16,469,051
United Rentals, Inc.	28,654	27,354,828
		107,190,607

Information Technology - 23.8%
Adobe, Inc. (a)	28,492	10,050,553
Analog Devices, Inc.	66,947	16,448,878
Apple, Inc.	54,200	13,800,946
Autodesk, Inc. (a)	49,392	15,690,357
Intuit, Inc.	38,027	25,969,019
KLA Corp.	14,942	16,116,441
Marvell Technology, Inc.	100,882	8,481,150
Microsoft Corp.	148,952	77,149,688
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	194,798	54,405,133
Workday, Inc. - Class A (a)	43,855	10,557,214
		248,669,379
TOTAL COMMON STOCKS (Cost $408,974,674)		1,019,122,837

SHORT-TERM INVESTMENTS - 2.3%	Shares	Value
Money Market Funds - 2.3% First American Government Obligations Fund - Class Z, 4.01%(b)	24,369,727	24,369,727
TOTAL SHORT-TERM INVESTMENTS (Cost $24,369,727)		24,369,727

TOTAL INVESTMENTS - 100.0% (Cost $433,344,401)		1,043,492,564
Other Assets in Excess of Liabilities - 0.0%(c)		198,284
TOTAL NET ASSETS - 100.0%		$1,043,690,848
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b) (c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Flexible Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,019,122,837	$–	$–	$1,019,122,837
Money Market Funds	24,369,727	–	–	24,369,727
Total Investments	$1,043,492,564	$–	$–	$1,043,492,564

Refer to the Schedule of Investments for further disaggregation of investment categories.